Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 25, 2011	Dec. 26, 2010
Cash flows from operating activities:
Net loss	$ (193,417)	$ (74,322)	$ (22,638)
Adjustments to reconcile net loss:
Depreciation and software amortization	30,122	45,645	46,914
Amortization of intangible assets	2,773	5,930	6,175
Loss (gain) related to fixed assets, net	2,275	246	169
Curtailment gain	(2,785)
Postemployment gain	(5,028)
Deferred income taxes	18,429	22,889	30,025
Loss related to divestiture of discontinued operations (net of taxes)	142,190
Goodwill and other asset impairment (net of taxes)	6,472	20,483
Provision for doubtful accounts	1,026	2,143	2,626
Non-cash interest expense	9,278	3,492	3,378
Debt modification and extinguishment costs	35,415		1,772
Change in assets and liabilities:
Income taxes refundable	(45)	933	26,697
Company owned life insurance (cash surrender value less policy loans including repayments)	(10,682)	1,832	(127)
Accounts receivable and inventory	9,176	4,559	(956)
Accounts payable, accrued expenses and other liabilities	3,738	(7,457)	17,321
Retirement plan contributions	(9,097)	(10,549)	(20,000)
Other, net	(3,451)	839	(5,650)
Net cash provided by operating activities	36,389	16,663	85,706
Cash flows from investing activities:
Capital expenditures	(17,886)	(19,053)	(26,482)
Collateral deposit related to letters of credit	(4,830)
Net proceeds from sales of discontinued operations	135,642
Other, net	1,800	448	692
Net cash provided (used) by investing activities	114,726	(18,605)	(25,790)
Cash flows from financing activities:
Increase in borrowings	13,000	112,500	134,156
Repayment of borrowings	(377,298)	(118,786)	(476,653)
Increase in related party borrowings	382,500
Repayment of related party borrowings	(126,963)
Proceeds from issuance of senior notes			293,070
Debt issuance costs	(28,868)		(12,078)
Other, net	208	(524)	217
Net cash used by financing activities	(137,421)	(6,810)	(61,288)
Net increase (decrease) in cash and cash equivalents	13,694	(8,752)	(1,372)
Cash and cash equivalents at beginning of year	23,108	31,860	33,232
Cash and cash equivalents at end of year	36,802	23,108	31,860
Non-cash financing activities:
Issuance of common stock warrants	$ (16,912)